UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2002
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/27/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  73
                                                 --------------------

Form 13F Information Table Value Total:                $153,074
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                        Form 13F INFORMATION TABLE


AUTHORITY         TITLE OF VALUE    SHARES/  SH/ PUT/         INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSURER   CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETIN  MGRS   SOLE SHRD NONE
---------------   -----    -----    -------  ------- -------- --------  ----   ---- ---- ----
Abbott Labs        Com    002824100     833   22,123  SH        SOLE    NONE    100%
American Express   Com    025816109     411   11,307  SH        SOLE    NONE    100%
American Intl.     Com    026874107   1,893   27,748  SH        SOLE    NONE    100%
Amgen Inc          Com    031162100   1,525   36,410  SH        SOLE    NONE    100%
Anadarko Petro     Com    032511107   1,748   35,456  SH        SOLE    NONE    100%
AOL Time Warner    Com    00184A105   1,463   99,449  SH        SOLE    NONE    100%
Bank of America    Com    060505104   2,583   36,706  SH        SOLE    NONE    100%
Bear Stearns Co.   Com    073902108   2,636   43,078  SH        SOLE    NONE    100%
BJS Wholesale Club Com    05548J106   3,246   84,312  SH        SOLE    NONE    100%
Camden Property    Com    133131102   1,451   39,181  SH        SOLE    NONE    100%
Caremark RX        Com    141705103   2,439  147,800  SH        SOLE    NONE    100%
Charter Commun.    Com    16117M107   1,016  249,022  SH        SOLE    NONE    100%
ChevronTexaco      Com    166764100   1,045   11,807  SH        SOLE    NONE    100%
Cisco Systems Inc  Com    17275R102     577   41,330  SH        SOLE    NONE    100%
Citigroup          Com    171196101   3,965  102,314  SH        SOLE    NONE    100%
Colonial Prop      Com    195872106   3,958  101,616  SH        SOLE    NONE    100%
Comcast Class A    Com    200300200   2,041   85,606  SH        SOLE    NONE    100%
CSG Systems        Com    126349109   2,315  120,935  SH        SOLE    NONE    100%
Developers Divers. Com    251591103   2,359  104,842  SH        SOLE    NONE    100%
Duke-Weeks Realty  Com    264411505   3,705  127,967  SH        SOLE    NONE    100%
El Paso Corp       Com    283905107   2,226  108,005  SH        SOLE    NONE    100%
Electronic Data Sy Com    285661104   1,980   53,304  SH        SOLE    NONE    100%
Electronic For Img Com    286082102     269   16,900  SH        SOLE    NONE    100%
EMC Corp           Com    268648102     647   85,630  SH        SOLE    NONE    100%
Expeditors Inc     Com    302130109     391   11,800  SH        SOLE    NONE    100%
Express Scripts    Com    302182100   4,099   81,792  SH        SOLE    NONE    100%
Fannie Mae         Com    313586109   3,388   45,936  SH        SOLE    NONE    100%
First Indust Real  Com    32054K103   4,304  131,028  SH        SOLE    NONE    100%
Freddie Mac        Com    313400301   1,171   19,130  SH        SOLE    NONE    100%
Gables Residential Com    362418105   2,018   63,186  SH        SOLE    NONE    100%
General Electric   Com    369604103   3,492  120,211  SH        SOLE    NONE    100%
Halliburton Co     Com    406216101     275   17,225  SH        SOLE    NONE    100%
Hewlett Packard    Com    428236103     775   50,723  SH        SOLE    NONE    100%
Highwoods Property Com    431284108   4,274  164,392  SH        SOLE    NONE    100%
Home Depot         Com    437076102   4,409  120,048  SH        SOLE    NONE    100%
Honeywell Int'l    Com    438516106     509   14,445  SH        SOLE    NONE    100%
IBM                Com    459200101   2,307   32,045  SH        SOLE    NONE    100%
J.P. Morgan        Com    46625H100   4,272  125,933  SH        SOLE    NONE    100%
Johnson & Johnson  Com    478160104   3,742   71,597  SH        SOLE    NONE    100%
KeyCorp            Com    493267108     388   14,200  SH        SOLE    NONE    100%
Kroger Co          Com    501044101     241   12,110  SH        SOLE    NONE    100%
Lehman Brothers    Com    524908100   2,801   44,801  SH        SOLE    NONE    100%
Liberty Media Grp  Com    001957208     754   75,398  SH        SOLE    NONE    100%
Liberty Prop Tr    Com    531172104   3,834  109,554  SH        SOLE    NONE    100%
Lilly (Eli) & Co.  Com    532457108   2,236   39,637  SH        SOLE    NONE    100%
Macerich           Com    554382101   3,416  110,195  SH        SOLE    NONE    100%
Mack-Cali Realty   Com    554489104   4,312  122,699  SH        SOLE    NONE    100%
Masco Corp.        Com    574599106     956   35,250  SH        SOLE    NONE    100%
Men's Warehouse    Com    587118100   3,792  148,698  SH        SOLE    NONE    100%
Merck & Co.        Com    589331107     589   11,640  SH        SOLE    NONE    100%
Merrill Lynch Inc. Com    590188108   3,309   81,700  SH        SOLE    NONE    100%
MGIC Investment Cp Com    552848103   2,712   39,993  SH        SOLE    NONE    100%
Mirant Corp        Com    604675108   1,407  192,711  SH        SOLE    NONE    100%
Motorola Inc.      Com    620076109     287   19,700  SH        SOLE    NONE    100%
Nokia              Com    654902204   1,050   72,498  SH        SOLE    NONE    100%
Oracle Systems     Com    68389X105     821   86,674  SH        SOLE    NONE    100%
O'Reilly Auto      Com    686091109   2,395   86,887  SH        SOLE    NONE    100%
Pepsico Inc.       Com    713448108   4,267   88,520  SH        SOLE    NONE    100%
Pfizer             Com    717081103   5,565  158,996  SH        SOLE    NONE    100%
Pharmacia Corp     Com    717134102     348    9,300  SH        SOLE    NONE    100%
PMI Group          Com    69344M101   4,753  124,414  SH        SOLE    NONE    100%
Prudential Finan   Com    744320102     490   14,700  SH        SOLE    NONE    100%
Royal Dutch Petrol Com    780257804     575   10,400  SH        SOLE    NONE    100%
Schering-Plough    Com    806605101   1,016   41,312  SH        SOLE    NONE    100%
Simon Prop Grp     Com    828806109   3,905  106,005  SH        SOLE    NONE    100%
Southwest Airline  Com    844741108   3,177  196,600  SH        SOLE    NONE    100%
Sun Microsystems   Com    866810104     508  101,452  SH        SOLE    NONE    100%
Sungard Data       Com    867363103   2,837  107,150  SH        SOLE    NONE    100%
Teleflex           Com    879369106     296    5,175  SH        SOLE    NONE    100%
TJX Companies      Com    872540109     196   10,000  SH        SOLE    NONE    100%
Tyco Intl Ltd      Com    902124106   1,805  133,582  SH        SOLE    NONE    100%
U.S. Bancorp       Com    902973304     881   37,748  SH        SOLE    NONE    100%
Wells Fargo        Com    949746101   1,398   27,922  SH        SOLE    NONE    100%